Income taxes	3 Months Ended
Mar. 31, 2026
Major components of tax expense (income) [abstract]
Income taxes	Income taxes
The income tax expense for the interim period has been recognized based on management’s best estimate of the weighted average annual effective tax rate expected for the full fiscal year ending December 31, 2026. Separately, management estimates that the weighted average annual effective tax rate for the three months ended March 31, 2026 will be 20.4%, compared to 27.0% for the three months ended March 31, 2025.